Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and Bills Receivable, net
Schedule of accounts receivable

Accounts receivable consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Accounts receivable	15,331	2,349	13,990
Less: Allowance for doubtful accounts	(485)	(74)	(833)
	14,846	2,275	13,157

Bills receivable	17,547	2,689	13,803
	32,393	4,964	26,960

Schedule of the allowance for doubtful accounts

An analysis of the allowance for doubtful accounts for 2020, 2019 and 2018 is as follows:

	December 31, 2020		December 31, 2019	December 31, 2018
	RMB	US$	RMB	RMB
Balance at beginning of year	833	127	1,847	2,467
Bad debt (recovery) expense	(348)	(53)	(1,014)	(620)
Write-offs	—	—	—	—

Balance at end of year	485	74	833	1,847